Issued capital and reserves - Share activity (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Mar. 20, 2017 USD ($) $ / shares shares	Sep. 21, 2016 USD ($)	Mar. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2016 USD ($) shares	Sep. 21, 2016 € / shares	Sep. 21, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Issued capital and reserves
Authorized share capital | €			€ 55
Par value per share | € / shares								€ 0.01
Cancellation of ordinary shares | shares			11,111,200	11,100,000
Ordinary shares issued | shares						236,300,000		11,100,000	11,100,000
Related party borrowings						$ 0		€ 709	$ 709
Share capital | $						23
Share premium | $						1,290			274			$ 571	$ 571
Contribution from parent | $		$ 485			$ 485
Borrowings gross | $						$ 8,380			8,674
8.625% Senior PIK Notes due 2019
Issued capital and reserves
Borrowings gross | $									$ 841
Stated interest rate								8.625%	8.625%
8.375% Senior PIK Notes due 2019
Issued capital and reserves
Borrowings gross | €								€ 295
Stated interest rate								8.375%	8.375%
ARD Group Finance Holding S.A.
Issued capital and reserves
Par value per share | € / shares										€ 0.01
Ordinary shares issued | shares											1,111,200
Related party borrowings							$ 716	€ 716
Share premium | $											$ 7
Class A common shares
Issued capital and reserves
Shares authorized | shares							1,000,000,000
Par value per share | € / shares			€ 0.01	€ 0.01
Ordinary shares issued | shares	18,630,000					18,600,000
Share capital | $
Class A common shares | IPO
Issued capital and reserves
Ordinary shares issued | shares	18,630,000
Price per share | $ / shares	$ 19.00
Net proceeds of IPO | $	$ 323
Underwriting discounts | $	21
Transaction costs | $	$ 10
Class B common shares
Issued capital and reserves
Shares authorized | shares							450,000,000
Par value per share | € / shares			€ 0.10	€ 0.10
Ordinary shares issued | shares						217,700,000	217,696,000
Number of pro rata shares issued in share reorganization at equivalent total par value | shares			1,111,120
Number of additional pro-rata shares issued in share reorganization at no consideration. | shares			216,498,726
Share capital | $						$ 23
Class B common shares | ARD Group Finance Holding S.A.
Issued capital and reserves
Ordinary shares issued | shares						86,154	86,154